Balances and Transactions with Related Parties - Information about Related Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SE [Member] | GasAr Plan [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	$ 20	$ 23	$ 72
Income / (Costs)	150	195	192
SE [Member] | Propane gas supply agreement [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	6	2	9
Income / (Costs)	6	6	15
SE [Member] | Recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)			1
SE [Member] | Natural Gas Piping Distribution Service Licensed Companies benefit of Metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	5	4	7
Income / (Costs)	10	7	8
SE [Member] | Compensation to Decree No.1,053/2018 [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	7	8	38
Secretariat of Transport [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		2	8
Income / (Costs)	3	25	51
ARCA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		20	38
Income / (Costs)		83	52
Secretariat of Industry [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)			2
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	80	59	109
Income / (Costs)	443	374	403
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(2)	(3)	(4)
Income / (Costs)	(46)	(49)	(26)
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	67	25	71
Income / (Costs)	223	141	130
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(68)	(62)	(97)
Income / (Costs)	(63)	(52)	(30)
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	27	43	89
Income / (Costs)	$ 319	383	416
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)		(1)	(2)
Agua y Saneamientos Argentinos S.A. [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		$ 2	$ 10